BRANDYWINE BLUE FUND (Prospectus Summary) | BRANDYWINE BLUE FUND
Summary Section - Brandywine Blue Fund
Investment Objective
Brandywine Blue Fund seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Brandywine Blue Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	BRANDYWINE BLUE FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BRANDYWINE BLUE FUND
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.18%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BRANDYWINE BLUE FUND	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 250 % of the average value of its portfolio.

Principal Investment Strategies
Brandywine Blue Fund invests principally in common stocks of U.S. companies and,

to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American

Depositary Receipts ("ADRs").  The Fund is not subject to a percentage limit with regard to its investment in foreign issuers. In addition to common stocks,

equity securities in which the Fund may invest include preferred stocks,

convertible securities, rights and warrants. It utilizes a fundamentals-driven,

company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.  The Fund will invest in companies in a broad range of industries but generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios. The Fund targets fundamentally sound mid - cap or larger companies that are experiencing a positive change and that usually have a market capitalization of more than $6 billion.

The Fund employs a firm sell discipline. The Fund will sell a stock:

o With deteriorating fundamentals such as contracting margins or reduced revenue growth

o When investor expectations have become unrealistically high

o When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks
There is a risk that you could lose all or a portion of your money on your investment in the Brandywine Blue Fund. This risk may increase during times of significant market volatility. The following additional risks could affect the value of your investment:

  o  Market Risk - The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

  o  Foreign Security Risk - Investments in foreign securities, even though publicly traded in the United States, may involve risks in addition to those inherent in domestic investments.  Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also,

     foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

  o  Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors. Greater transaction costs may reduce Fund performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

  o  Mid-Cap Company Risk - There is a risk that the securities of mid-cap companies may have limited liquidity and greater price volatility than securities of large - capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices.

  o  Frequent Trading Risk - Frequent purchases and redemptions of shares of the

     Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. The

     Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement. If you may need to redeem your shares in a hurry, or if you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Performance
The bar chart and table that follow provide some indication of the risks of investing in the Brandywine Blue Fund by showing changes in the Fund's performance from year to year and by showing how its average annual returns over

1, 5 and 10 years compare with those of the S&P 500®, Russell 1000® and Russell

1000® Growth Indexes. Updated performance is available on the Fund's website

www.brandywinefunds.com. Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

Brandywine Blue Fund, Inc. (Total return per calendar year)

Note: During the 10-year period shown on the bar chart, the Fund's highest total return for a quarter was 17.72% (quarter ended December 31, 2010) and the lowest total return for a quarter was -28.61% (quarter ended September 30, 2008).

Average Annual Total Returns (for the periods ended December 31, 2011 )
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BRANDYWINE BLUE FUND	Return before taxes	(10.34%)	(4.20%)	2.62%
BRANDYWINE BLUE FUND After Taxes on Distributions	Return after taxes on distributions	(10.34%)	(4.73%)	2.17%
BRANDYWINE BLUE FUND After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(6.72%)	(3.64%)	2.15%
BRANDYWINE BLUE FUND S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
BRANDYWINE BLUE FUND Russell 1000 Index	Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	1.50%	(0.02%)	3.34%
BRANDYWINE BLUE FUND Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's

"Return after taxes on distributions and sale of Fund shares" may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.